UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10113
                                                     ---------

                        UBS Juniper Crossover Fund L.L.C.
      --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
      --------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                       UBS JUNIPER CROSSOVER FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007




                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital..............            1

Statement of Operations............................................            2

Statements of Changes in Members' Capital..........................            3

Statement of Cash Flows............................................            4

Notes to Financial Statements......................................            5

Schedule of Portfolio Investments..................................           13

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $106,394,061)            $ 124,746,209
Cash and cash equivalents                                              3,704,043
Receivables:
  Investments sold, not settled                                        1,477,749
  Other receivable                                                     2,045,178
  Dividends                                                               74,317
  Interest                                                                19,803
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         132,067,299
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Investments purchased, not settled                                     316,091
  Professional fees                                                      199,780
  Management Fee                                                         145,356
  Shareholder servicing fee                                               43,068
  Administration fee                                                      36,606
  Withdrawals payable                                                      9,842
  Other                                                                   11,587
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                        762,330
--------------------------------------------------------------------------------

NET ASSETS                                                         $ 131,304,969
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $ 112,952,821
Accumulated net unrealized appreciation on investments and
  other assets and liabilities denominated in
  foreign currencies                                                  18,352,148
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                   $ 131,304,969
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (less foreign witholding taxes of $45,706)                $   334,192
Interest                                                                139,414
Other                                                                   695,387
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                               1,168,993
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                          886,579
Shareholder servicing fee                                               262,690
Professional fees                                                       176,304
Printing fee                                                             82,959
Administration fee                                                       66,513
Miscellaneous                                                            44,343
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,519,388
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (350,395)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
    INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain from:
  Investments                                                        18,365,256
  Foreign currency transactions                                          (8,637)
Change in net unrealized appreciation/depreciation from:
  Investments                                                        (8,791,013)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM
    INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                     9,565,606
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS            $ 9,215,211
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements

                                                                                                  UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                                                           STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                               PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED DECEMBER 2006
------------------------------------------------------------------------------------------------------------------------------------

                                                                             MANAGER              MEMBERS                 TOTAL
------------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                        $ 2,558,195         $ 169,971,355          $ 172,529,550

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income/(loss)                                                   8,892               142,791                151,683
  Net realized gain from investments
      and foreign currency transactions                                        110,681            14,755,780             14,866,461
  Change in net unrealized
      appreciation/depreciation from investments and other
      assets and liabilities denominated in foreign currencies                 (54,710)           (8,557,996)            (8,612,706)
Incentive allocation                                                           792,715              (792,715)                     -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                               857,578             5,547,860              6,405,438
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Proceeds from Members' subscriptions                                                 -                49,063                 49,063
Members' withdrawals                                                        (1,402,697)          (38,463,134)           (39,865,831)
Offering costs                                                                      (1)                 (126)                  (127)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                                  (1,402,698)          (38,414,197)           (39,816,895)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                      $ 2,013,075         $ 137,105,018          $ 139,118,093
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment income (loss)                                                   6,783              (357,178)              (350,395)
  Net realized gain from investments
      and foreign currency transactions                                        251,145            18,105,474             18,356,619
  Change in net unrealized
      appreciation/depreciation from investments and other
      assets and liabilities denominated in foreign currencies                (114,898)           (8,676,115)            (8,791,013)
Incentive allocation                                                         1,800,710            (1,800,710)                     -
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                             1,943,740             7,271,471              9,215,211
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' withdrawals                                                          (293,281)          (16,734,415)           (17,027,696)
Offering costs                                                                      (9)                 (630)                  (639)
------------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
      DERIVED FROM CAPITAL TRANSACTIONS                                       (293,290)          (16,735,045)           (17,028,335)
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                                          $ 3,663,525         $ 127,641,444          $ 131,304,969
------------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations           $  9,215,211
Adjustments to reconcile net increase in Members' capital
  derived from operations to net cash provided by
  operating activities:
Purchases of investments                                            (42,064,698)
Proceeds from disposition of investments                             57,652,058
Net realized gain from investments                                  (18,365,256)
Change in net unrealized appreciation/depreciation
  from investments                                                    8,791,013
  Changes in assets and liabilities:
    (Increase) decrease in assets:
       Investments sold, not settled                                 (1,472,880)
       Other receivable                                                (585,831)
       Dividends                                                        (74,317)
       Interest                                                           4,211
       Other                                                                739
    Increase (decrease) in payables:
      Investments purchased, not settled                                316,091
      Management Fee                                                    (10,013)
      Professional fees                                                (122,653)
      Shareholder servicing fee                                          (2,968)
      Administration fee                                                 11,503
      Other                                                              (2,991)
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            13,289,219

CASH FLOWS FROM FINANCING ACTIVITIES
Adviser withdrawals                                                    (293,281)
Members' withdrawals                                                (16,724,573)
Offering costs                                                             (639)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (17,018,493)

Net increase in cash and cash equivalents                            (3,729,274)
Cash and cash equivalents--beginning of period                        7,433,317
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                           $  3,704,043
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of these financial statements

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.  ORGANIZATION

    UBS Juniper Crossover Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 29, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing primarily in equity and equity related securities of public and private health sciences companies worldwide, with an emphasis on companies in the biotechnology and pharmaceutical sectors. The Fund will invest in publicly marketable securities and up to 30% of its assets (measured at the time of purchase) in non-marketable securities. Of its public securities, the Fund expects to invest principally in the public securities of large capitalization public companies and, to a lesser extent, small and medium-sized public companies. Private securities typically will be purchased in negotiated transactions and will include among others, common stock, preferred stock and private investments in public equities ("PIPEs"). The Fund commenced operations on November 21, 2000.

    The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Juniper Management, L.L.C. (the "Adviser"), a Delaware limited liability company to provide investment advice to the Fund.

    The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and OrbiMed Advisors, L.L.C. ("OrbiMed"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by OrbiMed manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. OrbiMed is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

    The Fund from time to time may offer to repurchase up to 10% of its outstanding interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, in March and September. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

    A.  PORTFOLIO VALUATION

    Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

    Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, as reported by such exchange. Other marketable securities for which market quotations are readily available are valued at their bid prices, as obtained from one or more dealers making markets for such securities.

    If market quotations are not readily available, the securities described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no fair valued holdings for domestic exchange traded securities, as described above, as of June 30, 2007.

    When the Fund purchases restricted securities of a class that has been sold to the public or PIPEs, fair valuation would often be market value less a discount to reflect contractual or legal restrictions limiting resale for those securities. Such discount is reduced over the period of the restriction. The Fund held YM Biosciences, Inc. Escrow a/c, which is a restricted PIPE with a discount in the valuation.

    Private securities including warrants are valued at fair value pursuant to the Fund's valuation procedures. In such situations, the Fund's investments are valued in a manner that the Adviser, following procedures approved by the Directors, determines best reflects its fair value. Private securities are initially carried at their original funded cost. The carrying value of these securities is adjusted when transactions or events occur that directly affects the value of such securities. Downward adjustments relating to such securities are also made in the event that the eventual realizable value is determined to be less than the carrying value.

    Fair value represents a good faith approximation of the value of an asset and will be used where there is no public market or possibly no market at all for a company's securities. The fair values of one or more assets, in retrospect, may not be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund's net asset value. As a result, the Fund's issuance or repurchase of its interests at a time when it owns securities that are valued at fair value may have the effect of diluting or increasing the economic interest of existing investors. Private

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    A.  PORTFOLIO VALUATION (CONTINUED)

    securities with a value of $26,036,598 were fair valued at June 30, 2007 by the Adviser. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

    On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or liabilities at June 30, 2007.

    Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counter-party to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

    B.  SECURITIES TRANSACTIONS AND INCOME RECOGNITION

    Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    C.  FUND COSTS

    The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

    D.  INCOME TAXES

    No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

    E.  CASH AND CASH EQUIVALENTS

    Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

    F.  USE OF ESTIMATES

    The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.  RELATED PARTY TRANSACTIONS

    UBSFA provides certain administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "UBSFA Fee") at an annual rate of 1.35% of the Fund's net assets, excluding assets attributable to UBSFA's capital account, the Adviser's capital account and the Special Advisory Account described below, the capital account established for crediting any incentive allocation (the "Incentive Allocation") due to the Adviser. The UBSFA Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's or Special Advisory Account. A portion of the UBSFA Fee is paid by UBSFA to OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.  RELATED PARTY TRANSACTIONS (CONTINUED)

    UBS Financial Services Inc. ("UBS FSI"), a wholly owned subsidiary of UBS AG acts as the distributor of the Fund. The Fund pays a shareholder servicing fee to UBSFA and to other brokers or dealers that have entered into shareholder servicing agreements with the Fund at the annual rate of 0.40% of the outstanding interests owned by their customers. Sales loads charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

    The Fund may execute portfolio transactions through UBS FSI and its affiliates. For the period from January 1, 2007 to June 30, 2007, UBS FSI and its affiliates earned $1,565 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

    The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBSFA Fee which is similarly allocated to all Members' other than the Adviser described above. Upon a Member's withdrawal and generally, on December 31st of each year, the Adviser is entitled to an Incentive Allocation of 20% of the net profits (defined as Net Increase in Members' Capital Derived From Operations), if any, that would have been credited to the Member's capital account for such period. For purposes of calculating the Incentive Allocation, net profits will be determined by taking into account net realized gain or loss and the net change in unrealized appreciation or depreciation of security positions, provided that, except in limited circumstances (namely upon a tender or transfer of Interests), any unrealized appreciation in private securities will be taken into account only to the extent of unrealized depreciation in private securities. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and the year ended December 31, 2006 was $1,800,710 and $792,715, respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

    Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $19,483.

    As described in the private placement memorandum, certain brokerage arrangements provide that OrbiMed receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by OrbiMed for research and related services that would then be paid for or provided by the broker. The research services obtained by OrbiMed through the use of soft dollar credits can be for the benefit of the Fund as well as other accounts managed by OrbiMed.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

4.  ADMINISTRATION AND CUSTODIAN FEES

    PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

    PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a monthly minimum fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates, not to exceed on an annual basis 0.15% of the average net assets of the Fund. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.  SECURITIES TRANSACTIONS

    Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2007 to June 30, 2007, amounted to $42,064,698 and $57,652,058 respectively.

6.  DUE TO BROKERS

    The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. The Fund had no borrowings outstanding at June 30, 2007.

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

    In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, warrants, and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

    Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital. The Fund may enter into forward foreign currency exchange contracts to hedge the currency risk associated with the

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

    settlement of foreign denominated security transactions. For the period from January 1, 2007 to June 30, 2007, the Fund did not trade any futures contracts, engage in option transactions or securities sold, not yet purchased.

8.  COMMITMENTS,   CONTINGENCIES,   AND  NOTES  RECEIVABLE  FOR  PRIVATE  EQUITY
    SECURITIES

    As of July 31, 2007, the Fund has outstanding investment commitments of approximately $414,000 for a subsequent private investment.

    The Fund has outstanding Notes Receivable of approximately $2,045,178 as of June 30, 2007. This consists of an escrow payment of approximately $579,541 from EPIX Pharmaceuticals, Inc.; an escrow payment of approximately $553,362 from Adiana, Inc.; an escrow payment of approximately $42,000 from Salmedix, Inc. ; an escrow payment due for approximately $859,124 from Corus Pharma, Inc.; and an escrow payment due for approximately $11,151 from Cerexa, Inc.

9.  OTHER INCOME

    Other income includes milestone payments of $100,005 from STK Penisula, $553,362 from Adinan, Inc., and $42,000 from Salmedix, Inc.

10. INDEMNIFICATION

    In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

    On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

12. FINANCIAL HIGHLIGHTS

    The following represents the ratios to average net assets and other supplemental information for the years indicated:


                                                                                YEARS ENDED DECEMBER 31,
                                          PERIOD FROM
                                        JANUARY 1, 2007
                                        TO JUNE 30, 2007       2006            2005            2004            2003           2002
                                                             --------        --------        --------        --------       --------
   Ratio of net investment
   gain/(loss) to average net
   assets***                                  (0.52)%*         0.10%          (1.58)%         (1.37)%         (1.62)%        (1.50)%
   Ratio of total expenses to
   average net assets before
   incentive***                                2.25%*          2.14%           2.18%           1.91%           2.11%          2.12%
   Ratio of total expenses to
   average net assets after
   incentive****                               4.91%*          2.66%           2.96%           3.82%           2.11%          2.12%
   Portfolio turnover rate                    32.56%          25.03%          27.44%          24.69%          35.42%         35.38%
   Total return before incentive
   *****                                       7.46%           4.73%           3.97%          16.48%          27.26%        (22.70)%
   Total return after incentive **
                                               5.97%           4.20%           3.18%          13.18%          21.81%        (22.70)%
   Average debt ratio***                          -               -               -               -               -           0.06%
   Net asset value at end of period    $131,304,969    $139,118,093    $172,529,550    $210,663,735    $210,367,119   $184,079,489

     *  Annualized

    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.

    *** The average net assets used in the above ratios are calculated by using pre-tender net assets.

   **** Ratio  of   total  expenses  to  average  net  assets  after   incentive
        allocation to the Manager may vary from the above for individual Members due to incentive allocation, if applicable, and timing of capital transactions.

  ***** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007



                                                                  MARKET VALUE/
SHARES                                                             FAIR VALUE
--------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (95.00%)
             ---------------------------------
             COMMON STOCK (74.87%)
             ---------------------
             DENTAL SUPPLIES & EQUIP (1.69%)
   92,000    Align Technology, Inc. *                            $  2,222,720
                                                                 ------------
             DIAGNOSTIC EQUIPMENT (2.16%)
   47,000    Gen-Probe, Inc. *                                      2,839,740
                                                                 ------------
             DISPOSABLE MEDICAL EQUIPMENT (3.01%)
  195,706    Volcano Corp. *                                        3,955,218
                                                                 ------------
             MEDICAL - BIOMEDICAL/GENETICS (19.87%)
   83,000    Amgen, Inc. *                                          4,589,070
   91,000    BioCryst Pharmaceuticals, Inc. *                         703,430
   55,000    Biogen Idec, Inc. *                                    2,942,500
  111,700    Exelixis, Inc. *                                       1,351,570
   60,000    Genentech, Inc. *                                      4,539,600
   36,500    Genomic Health, Inc. *                                   686,200
   61,000    Genzyme Corp. *                                        3,928,400
   31,800    InterMune, Inc. *                                        824,892
   74,000    Lifecell Corp. *                                       2,259,960
  160,000    Millennium Pharmaceuticals, Inc. *                     1,691,200
   90,000    Vertex Pharmaceuticals, Inc. *                         2,570,400
                                                                 ------------
                                                                   26,087,222
                                                                 ------------
             MEDICAL - DRUGS (36.52%)
   46,000    Abbott Laboratories                                    2,463,300
   44,000    Astellas Pharmaceutical, Inc. - (Japan) **             1,909,713
  162,694    Biodel, Inc. *                                         3,221,341
   57,000    Bristol-Myers Squibb Co.                               1,798,920
   28,000    Cephalon, Inc. *                                       2,250,920
  150,000    Chugai Pharmaceutical Co., Ltd. - (Japan) **           2,690,393
   65,000    Daiichi Sankyo Co., Ltd. - (Japan) **                  1,721,122
   45,000    Eli Lilly and Co.                                      2,514,600
   74,000    Endo Pharmaceuticals Holdings Inc. *                   2,533,020
   12,000    Merck Kgaa - (Germany) **                              1,653,882
   76,500    Novartis AG - (Switzerland) **                         4,306,870
   66,000    OSI Pharmaceuticals, Inc. *                            2,389,860
   96,000    Pfizer, Inc.                                           2,454,720
   14,000    Roche Holding AG - (Switzerland) **                    2,483,355
  132,000    Schering-Plough Corp.                                  4,018,080
   36,000    Sepracor, Inc. *                                       1,476,720
   40,000    Shire PLC - (United Kingdom) **                          995,947
   59,000    Takeda Pharmaceutical Co., Ltd. - (Japan) **           3,802,907
   57,000    Wyeth                                                  3,268,380
                                                                 ------------
                                                                   47,954,050
                                                                 ------------
             MEDICAL INSTRUMENTS (0.60%)
  139,233    CryCor, Inc. *                                           783,884
                                                                 ------------


     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007




                                                                  MARKET VALUE/
SHARES                                                             FAIR VALUE
--------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             -----------------------
             MEDICAL PRODUCTS (4.30%)
   45,000    Baxter International, Inc.                          $  2,535,300
  554,297    EPIX Pharmaceuticals, Inc. *                           3,109,606
                                                                 ------------
                                                                    5,644,906
                                                                 ------------
             PATIENT MONITORING EQUIPMENT (1.40%)
  129,785    Insulet Corp.                                          1,842,947
                                                                 ------------
             THERAPEUTICS (5.32%)
  193,188    AVANIR Pharmaceuticals-Cl. A *                           461,720
  140,000    BioMarin Pharmaceuticals, Inc. *                       2,511,600
  163,000    NPS Pharmaceuticals, Inc. *                              674,820
   53,700    Onyx Pharmaceuticals, Inc. *                           1,444,530
  360,199    Vivus, Inc. *                                          1,883,841
      315    YM Biosciences, Inc. (Canada)  *,**                          565
    5,486    YM Biosciences, Inc. Escrow A/C (Canada) *,**, (b)         8,882
                                                                 ------------
                                                                    6,985,958
                                                                 ------------
             TOTAL COMMON STOCK (Cost $80,462,688)                 98,316,645
                                                                 ------------
             PREFERRED STOCKS (19.83%)
             ------------------------
             DRUG DISCOVERY/DRUG DEVELOPMENT (12.61%)
  558,964    Acceleron Pharmaceuticals, Inc. Series B *,(a)         1,034,083
  827,858    Agensys, Inc., Series C *,(a)                          2,980,289
   87,803    Agensys, Inc., Series D *,(a)                            316,091
1,178,752    Canada Investment SRL *,(a)                              764,596
  154,919    Cerimon Pharmaceuticals, Inc. *,(a)                      413,634
1,574,345    ChemoCentryx, Series B *,(a)                           5,510,207
  242,674    ChemoCentryx, Series C *,(a)                             849,359
  198,599    Cogensys, Inc., Series E *,(a)                         1,199,537
  476,436    Emphasys Medical, Inc., Series D *,(a)                 1,143,446
   68,939    Emphasys Medical, Inc., Series E *,(a)                   165,454
1,050,365    Innovative Spinal Technologies, Inc.,
               Series B-1 *,(a)                                       541,895
  967,142    Innovative Spinal Technologies, Inc.,
               Series B-2 *,(a)                                       514,810
  265,150    Sapphire Therapeutics, Inc. *,(a)                        827,268
  130,073    superDimension, Ltd.,Series B *,(a)                        6,504
    5,239    superDimension, Ltd. Series C-1 *,(a)                     26,195
   53,578    superDimension, Ltd. Series C-2 *,(a)                    267,890
                                                                 ------------
                                                                   16,561,258
                                                                 ------------
             ELECTRONIC COMPO-MISC. (0.00%)
  615,812    LumiCyte, Inc., Series B *,(a)                                --
                                                                 ------------
             MEDICAL - BIOMEDICAL/GENETICS (0.88%)
  316,091    Macrogenics, Inc., Series A-1 & A-2 *,(a)                129,597
  982,489    Macrogenics, Inc., Series B *,(a)                        402,821
1,504,459    Macrogenics, Inc., Series C *,(a)                        616,828


     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007




                                                                  MARKET VALUE/
SHARES                                                             FAIR VALUE
--------------------------------------------------------------------------------
             PREFERRED STOCKS (CONTINUED)
             ----------------------------
             MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
  369,549    Molecular Staging, Inc., Series D *,(a)             $         --
                                                                 ------------
                                                                    1,149,246
                                                                 ------------
             MEDICAL PRODUCTS (0.00%)
  395,114    Amphora Discovery Corp., Series A *,(a)                       --
                                                                 ------------
             RESEARCH PRODUCT/TECHNOLOGY PLATFORM (1.59%)
2,438,743    Amnis Corp., Series B-1 *,(a)                          1,097,434
  376,770    Amnis Corp., Series C-2 *,(a)                            169,547
  827,267    Supernus Pharmaceuticals, Inc. *,(a)                     827,267
                                                                 ------------
                                                                    2,094,248
                                                                 ------------
             THERAPEUTICS (4.75%)
1,702,846    ARYX Therapeutics, Series C *,(a)                      3,065,123
1,145,948    ARYX Therapeutics, Series D *,(a)                      2,062,706
  613,343    ARYX Therapeutics, Series E *,(a)                      1,104,017
                                                                 ------------
                                                                    6,231,846
                                                                 ------------
             TOTAL PREFERRED STOCKS (Cost $25,931,373)             26,036,598
                                                                 ------------
             WARRANTS (0.30%)
             ----------------
             DRUG DISCOVERY/DRUG DEVELOPMENT (0.00%)
  101,804    Innovative Spinal Technologies $0.5323, 1/4/2014 *            --
                                                                 ------------
             MEDICAL - DRUGS (0.30%)
   28,174    Auxilium Pharmaceuticals, Inc. $5.625, 10/30/10 *        290,613
   10,134    Auxilium Pharmaceuticals, Inc. $5.84, 06/29/10 *         102,353
                                                                 ------------
                                                                      392,966
                                                                 ------------
             TOTAL WARRANTS (Cost $0)                                 392,966
                                                                 ------------
             INVESTMENTS IN SECURITIES (Cost $106,394,061)        124,746,209
                                                                 ------------
             SECURITIES SOLD, NOT YET PURCHASED (Proceeds $0)              --
                                                                 ------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 5.00%                6,558,760
                                                                 ------------
TOTAL NET ASSETS -- 100.00%                                      $131,304,969
                                                                 ============

*   Non-income producing security.
** Foreign Security Market Value quoted in U.S. dollars at prevailing exchange rates.
(a) Private equity investment valued at fair value. The total market value of investments carried at fair value amounted to $26,036,598 which represented 19.83% of the net assets at June 30, 2007.
(b) Restricted private investment in public entity valued at fair value. The total market value of investment valued at fair market value amounted to $8,882, which represented 0.01% of net assets at June 30, 2007.



     The preceding notes are an integral part of these financial statements.

                                              UBS JUNIPER CROSSOVER FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007



INVESTMENTS IN SECURITIES BY COUNTRY                    PERCENTAGE OF NET ASSETS
------------------------------------                    ------------------------
United States of America                                        80.09%
Japan                                                            7.71%
Switzerland                                                      5.17%
Germany                                                          1.26%
United Kingdom                                                   0.76%
Canada                                                           0.01%



     The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3) Not applicable.

    (b)    Certifications  pursuant to  Rule  30a-2(b)  under the  1940  Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                UBS Juniper Crossover Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date              August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.